Allowance for loan losses	12 Months Ended
Dec. 31, 2018
Receivables
Allowance for loan losses

Note 9 – Allowance for loan losses

The Corporation follows a systematic methodology to establish and evaluate the adequacy of the allowance for loan losses (“ALLL”) to provide for inherent losses in the loan portfolio. This methodology includes the consideration of factors such as current economic conditions, portfolio risk characteristics, prior loss experience and results of periodic credit reviews of individual loans. The provision for loan losses charged to current operations is based on this methodology. Loan losses are charged and recoveries are credited to the ALLL.

The Corporation’s assessment of the ALLL is determined in accordance with the guidance of loss contingencies in ASC Subtopic 450-20 and loan impairment guidance in ASC Section 310-10-35. Also, the Corporation determines the ALLL on purchased impaired loans and purchased loans accounted for under ASC Subtopic 310-30, by evaluating decreases in expected cash flows after the acquisition date.

The accounting guidance provides for the recognition of a loss allowance for groups of homogeneous loans. The determination of the general ALLL includes the following principal factors:

  Base net loss rates, which are based on the moving average of annualized net loss rates computed over a 5-year historical loss period for the commercial and construction loan portfolios, and an 18-month period for the consumer and mortgage loan portfolios.  The base net loss rates are applied by loan type and by legal entity.
  Recent loss trend adjustment, which replaces the base loss rate with a 12-month average loss rate, when these trends are higher than the respective base loss rates. The objective of this adjustment is to allow for a more recent loss trend to be captured and reflected in the ALLL estimation process.

For the period ended December 31, 2018, 26% (December 31, 2017 - 69%) of the ALLL for the BPPR segment loan portfolios utilized the recent loss trend adjustment instead of the base loss. The recent loss trends were impacted by charge-off activity related to the impact of Hurricanes Irma and Maria. The effect of replacing the base loss with the recent loss trend adjustment was mainly concentrated in the commercial, mortgage and overall consumer portfolios for 2018 and in the leasing, credit cards, personal, auto and mortgage loan portfolios for 2017.

For the period ended December 31, 2018, 28% (December 31, 2017 - 3%) of the Popular U.S. segment loan portfolios utilized the recent loss trend adjustment instead of the base loss. The effect of replacing the base loss with the recent loss trend adjustment was concentrated in the consumer portfolio for 2018 and 2017.

  Environmental factors, which include credit and macroeconomic indicators such as unemployment rate, economic activity index and delinquency rates, adopted to account for current market conditions that are likely to cause estimated credit losses to differ from historical losses. The Corporation reflects the effect of these environmental factors on each loan group as an adjustment that, as appropriate, increases the historical loss rate applied to each group. Environmental factors provide updated perspective on credit and economic conditions. Regression analysis is used to select these indicators and quantify the effect on the general ALLL. The Corporation’s methodology also includes qualitative judgmental reserves based on stressed credit quality assumptions to provide for probable losses in the loan portfolios not embedded in the historical loss rates.

During the third quarter of 2018, management completed the annual review of the components of the ALLL models. As part of this review, management updated core metrics related to the estimation process for evaluating the adequacy of the general ALLL. These updates to the ALLL models, which are described in the paragraph below, were implemented as of September 30, 2018 and resulted in a net decrease to the ALLL of $6.1 million.

Management made the following revisions to the ALLL models during the third quarter of 2018:

  Annual review and recalibration of the environmental factors adjustments. The environmental factors adjustments are developed by performing regression analyses on selected credit and economic indicators for each applicable loan segment. During the third quarter of 2018, the environmental factor models used to account for changes in current credit and macroeconomic conditions were reviewed and recalibrated based on the latest applicable trends.

The effect of the recalibration to the environmental factors adjustments resulted in a decrease to the ALLL of $5.9 million and $0.2 million at the BPPR and Popular U.S. segments, respectively.

The following tables present the changes in the allowance for loan losses, loan ending balances and whether such loans and the allowance pertain to loans individually or collectively evaluated for impairment for the years ended December 31, 2018 and 2017.

For the year ended December 31, 2018
Puerto Rico - Non-covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$171,531	$1,286	$159,081	$11,991	$174,215	$518,104
Provision (reversal of provision)	101,614	(1,754)	15,297	5,525	75,779	196,461
Charge-offs	(82,352)	(9)	(69,393)	(8,297)	(138,161)	(298,212)
Recoveries	16,421	1,363	4,571	2,267	32,573	57,195
Allowance transferred from covered loans [1]	-	-	33,422	-	188	33,610
Ending balance	$207,214	$886	$142,978	$11,486	$144,594	$507,158
Specific ALLL	$52,190	$56	$38,760	$320	$24,083	$115,409
General ALLL	$155,024	$830	$104,218	$11,166	$120,511	$391,749
Loans held-in-portfolio:
Impaired non-covered loans	$398,518	$1,788	$509,468	$1,099	$104,235	$1,015,108
Non-covered loans held-in-portfolio
excluding impaired loans	6,974,125	84,167	5,923,855	933,674	4,952,543	18,868,364
Total non-covered loans held-in-portfolio	$7,372,643	$85,955	$6,433,323	$934,773	$5,056,778	$19,883,472
[1] Represents the allowance transferred from covered to non-covered loans at June 30, 2018, due to the Termination Agreement with the FDIC.

For the year ended December 31, 2018
Puerto Rico - Covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$-	$-	$32,521	$-	$723	$33,244
Provision (reversal of provision)	-	-	2,265	-	(535)	1,730
Charge-offs	-	-	(1,446)	-	(2)	(1,448)
Recoveries	-	-	82	-	2	84
Allowance transferred to non-covered loans	-	-	(33,422)	-	(188)	(33,610)
Ending balance	$-	$-	$-	$-	$-	$-
Specific ALLL	$-	$-	$-	$-	$-	$-
General ALLL	$-	$-	$-	$-	$-	$-
Loans held-in-portfolio:
Impaired covered loans	$-	$-	$-	$-	$-	$-
Covered loans held-in-portfolio
excluding impaired loans	-	-	-	-	-	-
Total covered loans held-in-portfolio	$-	$-	$-	$-	$-	$-

For the year ended December 31, 2018
Popular U.S.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$44,134	$7,076	$4,541	$798	$15,529	$72,078
Provision (reversal of provision)	7,551	5,268	(478)	(1,861)	19,401	29,881
Charge-offs	(24,920)	(5,806)	(232)	114	(22,118)	(52,962)
Recoveries	5,136	-	603	1,918	5,536	13,193
Ending balance	$31,901	$6,538	$4,434	$969	$18,348	$62,190
Specific ALLL	$-	$-	$2,451	$-	$1,810	$4,261
General ALLL	$31,901	$6,538	$1,983	$969	$16,538	$57,929
Loans held-in-portfolio:
Impaired loans	$-	$12,060	$9,420	$-	$8,507	$29,987
Loans held-in-portfolio
excluding impaired loans	4,670,376	681,434	792,515	25,949	424,156	6,594,430
Total loans held-in-portfolio	$4,670,376	$693,494	$801,935	$25,949	$432,663	$6,624,417

For the year ended December 31, 2018
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$215,665	$8,362	$196,143	$798	$11,991	$190,467	$623,426
Provision (reversal of provision)	109,165	3,514	17,084	(1,861)	5,525	94,645	228,072
Charge-offs	(107,272)	(5,815)	(71,071)	114	(8,297)	(160,281)	(352,622)
Recoveries	21,557	1,363	5,256	1,918	2,267	38,111	70,472
Ending balance	$239,115	$7,424	$147,412	$969	$11,486	$162,942	$569,348
Specific ALLL	$52,190	$56	$41,211	$-	$320	$25,893	$119,670
General ALLL	$186,925	$7,368	$106,201	$969	$11,166	$137,049	$449,678
Loans held-in-portfolio:
Impaired loans	$398,518	$13,848	$518,888	$-	$1,099	$112,742	$1,045,095
Loans held-in-portfolio
excluding impaired loans	11,644,501	765,601	6,716,370	25,949	933,674	5,376,699	25,462,794
Total loans held-in-portfolio	$12,043,019	$779,449	$7,235,258	$25,949	$934,773	$5,489,441	$26,507,889

For the year ended December 31, 2017
Puerto Rico - Non-covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$189,686	$1,353	$143,320	$7,662	$125,963	$467,984
Provision (reversal of provision)	4,240	(2,690)	90,705	11,099	138,385	241,739
Charge-offs	(49,591)	(3,588)	(78,121)	(8,407)	(109,252)	(248,959)
Recoveries	27,196	6,211	3,177	1,637	19,119	57,340
Ending balance	$171,531	$1,286	$159,081	$11,991	$174,215	$518,104
Specific ALLL	$36,982	$-	$46,354	$475	$21,849	$105,660
General ALLL	$134,549	$1,286	$112,727	$11,516	$152,366	$412,444
Loans held-in-portfolio:
Impaired non-covered loans	$323,455	$-	$509,033	$1,456	$99,180	$933,124
Non-covered loans held-in-portfolio
excluding impaired loans	6,942,444	95,369	6,067,746	808,534	3,230,841	17,144,934
Total non-covered loans held-in-portfolio	$7,265,899	$95,369	$6,576,779	$809,990	$3,330,021	$18,078,058

For the year ended December 31, 2017
Puerto Rico - Covered Loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$-	$-	$30,159	$-	$191	$30,350
Provision	-	-	5,098	-	644	5,742
Charge-offs	-	-	(4,049)	-	(122)	(4,171)
Recoveries	-	-	1,313	-	10	1,323
Ending balance	$-	$-	$32,521	$-	$723	$33,244
Specific ALLL	$-	$-	$-	$-	$-	$-
General ALLL	$-	$-	$32,521	$-	$723	$33,244
Loans held-in-portfolio:
Impaired covered loans	$-	$-	$-	$-	$-	$-
Covered loans held-in-portfolio
excluding impaired loans	-	-	502,929	-	14,345	517,274
Total covered loans held-in-portfolio	$-	$-	$502,929	$-	$14,345	$517,274

For the year ended December 31, 2017
Popular U.S.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$12,968	$8,172	$4,614	$1,343	$15,220	$42,317
Provision (reversal of provision)	65,323	(1,103)	167	(2,275)	15,831	77,943
Charge-offs	(36,399)	-	(1,223)	(897)	(19,926)	(58,445)
Recoveries	2,242	7	983	2,627	4,404	10,263
Ending balance	$44,134	$7,076	$4,541	$798	$15,529	$72,078
Specific ALLL	$-	$-	$2,478	$-	$953	$3,431
General ALLL	$44,134	$7,076	$2,063	$798	$14,576	$68,647
Loans held-in-portfolio:
Impaired loans	$-	$-	$9,242	$-	$5,057	$14,299
Loans held-in-portfolio
excluding impaired loans	4,222,962	784,660	684,386	32,980	475,449	6,200,437
Total loans held-in-portfolio	$4,222,962	$784,660	$693,628	$32,980	$480,506	$6,214,736

For the year ended December 31, 2017
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$202,654	$9,525	$178,093	$1,343	$7,662	$141,374	$540,651
Provision (reversal of provision)	69,563	(3,793)	95,970	(2,275)	11,099	154,860	325,424
Charge-offs	(85,990)	(3,588)	(83,393)	(897)	(8,407)	(129,300)	(311,575)
Recoveries	29,438	6,218	5,473	2,627	1,637	23,533	68,926
Ending balance	$215,665	$8,362	$196,143	$798	$11,991	$190,467	$623,426
Specific ALLL	$36,982	$-	$48,832	$-	$475	$22,802	$109,091
General ALLL	$178,683	$8,362	$147,311	$798	$11,516	$167,665	$514,335
Loans held-in-portfolio:
Impaired loans	$323,455	$-	$518,275	$-	$1,456	$104,237	$947,423
Loans held-in-portfolio
excluding impaired loans	11,165,406	880,029	7,255,061	32,980	808,534	3,720,635	23,862,645
Total loans held-in-portfolio	$11,488,861	$880,029	$7,773,336	$32,980	$809,990	$3,824,872	$24,810,068

The following table provides the activity in the allowance for loan losses related to loans accounted for pursuant to ASC Subtopic 310-30.

	ASC 310-30
	For the years ended
(In thousands)	December 31, 2018	December 31, 2017
Balance at beginning of period	$119,505	$91,308
Provision	61,270	81,877
Net charge-offs	(58,640)	(53,680)
Balance at end of period	$122,135	$119,505

Impaired loans

The following tables present loans individually evaluated for impairment at December 31, 2018 and 2017.

December 31, 2018
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$932	$932	$4	$-	$-	$932	$932	$4
Commercial real estate non-owner occupied	85,583	86,282	27,494	96,005	138,378	181,588	224,660	27,494
Commercial real estate owner occupied	113,592	132,677	7,857	26,474	60,485	140,066	193,162	7,857
Commercial and industrial	65,208	67,094	16,835	10,724	20,968	75,932	88,062	16,835
Construction	1,788	1,788	56	-	-	1,788	1,788	56
Mortgage	408,767	458,010	38,760	100,701	135,084	509,468	593,094	38,760
Leasing	1,099	1,099	320	-	-	1,099	1,099	320
Consumer:
Credit cards	28,829	28,829	4,571	-	-	28,829	28,829	4,571
Personal	72,989	72,989	19,098	-	-	72,989	72,989	19,098
Auto	1,161	1,161	228	-	-	1,161	1,161	228
Other	1,256	1,256	186	-	-	1,256	1,256	186
Total Puerto Rico	$781,204	$852,117	$115,409	$233,904	$354,915	$1,015,108	$1,207,032	$115,409

December 31, 2018
Popular U.S.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Construction	$-	$-	$-	$12,060	$18,127	$12,060	$18,127	$-
Mortgage	7,237	8,899	2,451	2,183	3,127	9,420	12,026	2,451
Consumer:
HELOCs	6,236	6,285	1,558	1,498	1,572	7,734	7,857	1,558
Personal	631	631	252	142	143	773	774	252
Total Popular U.S.	$14,104	$15,815	$4,261	$15,883	$22,969	$29,987	$38,784	$4,261

December 31, 2018
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$932	$932	$4	$-	$-	$932	$932	$4
Commercial real estate non-owner occupied	85,583	86,282	27,494	96,005	138,378	181,588	224,660	27,494
Commercial real estate owner occupied	113,592	132,677	7,857	26,474	60,485	140,066	193,162	7,857
Commercial and industrial	65,208	67,094	16,835	10,724	20,968	75,932	88,062	16,835
Construction	1,788	1,788	56	12,060	18,127	13,848	19,915	56
Mortgage	416,004	466,909	41,211	102,884	138,211	518,888	605,120	41,211
Leasing	1,099	1,099	320	-	-	1,099	1,099	320
Consumer:
Credit Cards	28,829	28,829	4,571	-	-	28,829	28,829	4,571
HELOCs	6,236	6,285	1,558	1,498	1,572	7,734	7,857	1,558
Personal	73,620	73,620	19,350	142	143	73,762	73,763	19,350
Auto	1,161	1,161	228	-	-	1,161	1,161	228
Other	1,256	1,256	186	-	-	1,256	1,256	186
Total Popular, Inc.	$795,308	$867,932	$119,670	$249,787	$377,884	$1,045,095	$1,245,816	$119,670

December 31, 2017
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$206	$206	$32	$-	$-	$206	$206	$32
Commercial real estate non-owner occupied	101,485	102,262	23,744	11,454	27,522	112,939	129,784	23,744
Commercial real estate owner occupied	127,634	153,495	10,221	24,634	57,219	152,268	210,714	10,221
Commercial and industrial	43,493	46,918	2,985	14,549	23,977	58,042	70,895	2,985
Mortgage	450,226	504,006	46,354	58,807	75,228	509,033	579,234	46,354
Leasing	1,456	1,456	475	-	-	1,456	1,456	475
Consumer:
Credit cards	33,676	33,676	5,569	-	-	33,676	33,676	5,569
Personal	62,488	62,488	15,690	-	-	62,488	62,488	15,690
Auto	2,007	2,007	425	-	-	2,007	2,007	425
Other	1,009	1,009	165	-	-	1,009	1,009	165
Total Puerto Rico	$823,680	$907,523	$105,660	$109,444	$183,946	$933,124	$1,091,469	$105,660

December 31, 2017
Popular U.S.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Mortgage	$6,774	$8,439	$2,478	$2,468	$3,397	$9,242	$11,836	$2,478
Consumer:
HELOCs	3,530	3,542	722	761	780	4,291	4,322	722
Personal	542	542	231	224	224	766	766	231
Total Popular U.S.	$10,846	$12,523	$3,431	$3,453	$4,401	$14,299	$16,924	$3,431

December 31, 2017
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$206	$206	$32	$-	$-	$206	$206	$32
Commercial real estate non-owner occupied	101,485	102,262	23,744	11,454	27,522	112,939	129,784	23,744
Commercial real estate owner occupied	127,634	153,495	10,221	24,634	57,219	152,268	210,714	10,221
Commercial and industrial	43,493	46,918	2,985	14,549	23,977	58,042	70,895	2,985
Mortgage	457,000	512,445	48,832	61,275	78,625	518,275	591,070	48,832
Leasing	1,456	1,456	475	-	-	1,456	1,456	475
Consumer:
Credit Cards	33,676	33,676	5,569	-	-	33,676	33,676	5,569
HELOCs	3,530	3,542	722	761	780	4,291	4,322	722
Personal	63,030	63,030	15,921	224	224	63,254	63,254	15,921
Auto	2,007	2,007	425	-	-	2,007	2,007	425
Other	1,009	1,009	165	-	-	1,009	1,009	165
Total Popular, Inc.	$834,526	$920,046	$109,091	$112,897	$188,347	$947,423	$1,108,393	$109,091

The following tables present the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2018 and 2017.

For the year ended December 31, 2018
	Puerto Rico		Popular U.S.		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial multi-family	$693	$50	$-	$-	$693	$50
Commercial real estate non-owner occupied	138,832	5,742	-	-	138,832	5,742
Commercial real estate owner occupied	148,967	6,528	-	-	148,967	6,528
Commercial and industrial	69,406	4,097	-	-	69,406	4,097
Construction	2,094	25	9,565	-	11,659	25
Mortgage	509,038	17,663	9,258	165	518,296	17,828
Leasing	1,195	-	-	-	1,195	-
Consumer:
Credit cards	31,953	-	-	-	31,953	-
HELOCs	-	-	5,904	-	5,904	-
Personal	68,237	415	770	-	69,007	415
Auto	1,413	-	-	-	1,413	-
Other	1,248	-	-	-	1,248	-
Total Popular, Inc.	$973,076	$34,520	$25,497	$165	$998,573	$34,685

For the year ended December 31, 2017
	Puerto Rico		Popular U.S.		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial multi-family	$130	$4	$-	$-	$130	$4
Commercial real estate non-owner occupied	117,182	4,745	-	-	117,182	4,745
Commercial real estate owner occupied	156,890	4,939	-	-	156,890	4,939
Commercial and industrial	60,466	1,899	-	-	60,466	1,899
Mortgage	504,709	12,661	9,006	200	513,715	12,861
Leasing	1,642	-	-	-	1,642	-
Consumer:
Credit cards	36,109	-	-	-	36,109	-
HELOCs	-	-	2,964	-	2,964	-
Personal	64,467	-	505	-	64,972	-
Auto	2,065	-	-	-	2,065	-
Other	915	-	-	-	915	-
Total Popular, Inc.	$944,575	$24,248	$12,475	$200	$957,050	$24,448

Modifications

A modification of a loan constitutes a troubled debt restructuring when a borrower is experiencing financial difficulty and the modification constitutes a concession. For a summary of the accounting policy related to troubled debt restructurings (“TDRs’), refer to the Summary of Significant Accounting Policies included in Note 2 to these Consolidated Financial Statements.

TDRs amounted to $1.5 billion at December 31, 2018 (December 31, 2017 - $1.3 billion). The amount of outstanding commitments to lend additional funds to debtors owing receivables whose terms have been modified in TDRs amounted to $16 million related to the commercial loan portfolio at December 31, 2018 (December 31, 2017 - $8 million).

At December 31, 2018, the mortgage loan TDRs include $543 million guaranteed by U.S. sponsored entities at BPPR, compared to $449 million at December 31, 2017.

The following table presents the non-covered and covered loans classified as TDRs according to their accruing status and the related allowance at December 31, 2018 and 2017.

	Popular, Inc.
	December 31, 2018				December 31, 2017
(In thousands)	Accruing	Non-Accruing	Total	Related Allowance	Accruing	Non-Accruing	Total	Related Allowance
Non-covered loans held-in-portfolio:
Commercial	$229,758	$130,921	$360,679	$46,889	$161,220	$59,626	$220,846	$32,472
Construction	-	1,788	1,788	56	-	-	-	-
Mortgage	906,712	135,758	1,042,470	41,211	803,278	126,798	930,076	48,832
Leases	668	440	1,108	320	863	393	1,256	475
Consumer	94,193	15,651	109,844	24,523	93,916	12,233	106,149	22,802
Non-covered loans held-in-portfolio	$1,231,331	$284,558	$1,515,889	$112,999	$1,059,277	$199,050	$1,258,327	$104,581
Covered loans held-in-portfolio:
Mortgage	$-	$-	$-	$-	$2,658	$3,227	$5,885	$-
Covered loans held-in-portfolio	$-	$-	$-	$-	$2,658	$3,227	$5,885	$-

The following tables present the loan count by type of modification for those loans modified in a TDR during the years ended December 31, 2018 and 2017. Loans modified as TDRs for the U.S. operations are considered insignificant to the Corporation.

Popular, Inc.
For the year ended December 31, 2018
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	-	2	-	-
Commercial real estate non-owner occupied	3	17	-	-
Commercial real estate owner occupied	4	64	-	-
Commercial and industrial	6	87	-	-
Construction	1	-	-	-
Mortgage	85	49	359	57
Leasing	-	-	4	-
Consumer:
Credit cards	579	-	4	432
HELOCs	-	27	11	1
Personal	1,356	6	-	2
Auto	-	7	3	-
Other	25	-	2	-
Total	2,059	259	383	492

Popular, Inc.
For the year ended December 31, 2017
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate non-owner occupied	4	2	-	-
Commercial real estate owner occupied	4	17	-	-
Commercial and industrial	3	40	-	-
Mortgage	55	39	348	125
Leasing	-	1	9	-
Consumer:
Credit cards	491	-	5	537
HELOCs	-	14	8	1
Personal	757	6	2	3
Auto	-	5	4	1
Other	32	1	-	1
Total	1,346	125	376	668

The following tables present, by class, quantitative information related to loans modified as TDRs during the years ended December 31, 2018 and 2017.

Popular, Inc.
For the year ended December 31, 2018
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial multi-family	2	$1,377	$1,375	$106
Commercial real estate non-owner occupied	20	109,081	79,695	6,230
Commercial real estate owner occupied	68	31,233	29,962	1,170
Commercial and industrial	93	52,653	51,855	13,981
Construction	1	4,210	4,293	474
Mortgage	550	67,518	59,919	2,696
Leasing	4	98	96	30
Consumer:
Credit cards	1,015	10,065	10,671	1,331
HELOCs	39	3,961	3,891	935
Personal	1,364	21,976	21,979	6,320
Auto	10	173	152	26
Other	27	601	599	99
Total	3,193	$302,946	$264,487	$33,398

Popular, Inc.
For the year ended December 31, 2017
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate non-owner occupied	6	$2,172	$2,032	$146
Commercial real estate owner occupied	21	5,356	5,346	313
Commercial and industrial	43	2,655	4,786	507
Mortgage	567	69,084	64,552	4,108
Leasing	10	347	347	101
Consumer:
Credit cards	1,033	9,283	10,196	1,241
HELOCs	23	2,504	2,421	299
Personal	768	12,884	12,911	3,027
Auto	10	2,043	1,999	362
Other	34	2,014	2,014	72
Total	2,515	$108,342	$106,604	$10,176

During the year ended December 31, 2018, six loans with an aggregate unpaid principal balance of $82.1 million were restructured into multiple notes (“Note A / B split”). The Corporation recorded $29.6 million chargeoffs as part of those loan restructurings. The post-modification outstanding recorded investment in the tables above is presented net of these charge-offs. The restructuring of those loans was made after analyzing the borrowers’ capacity to repay the debt, collateral and ability to perform under the modified terms. The recorded investment on those commercial TDRs amounted to approximately $52.5 million at December 31, 2018 with a related allowance for loan losses amounting to approximately $105 thousand.

The following tables present, by class, TDRs that were subject to payment default and that had been modified as a TDR during the twelve months preceding the default date. Payment default is defined as a restructured loan becoming 90 days past due after being modified, foreclosed or charged-off, whichever occurs first. The recorded investment as of period end is inclusive of all partial paydowns and charge-offs since the modification date. Loans modified as a TDR that were fully paid down, charged-off or foreclosed upon by period end are not reported.

Popular, Inc.
Defaulted during the year ended December 31, 2018
(Dollars in thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	2	$11,245
Commercial real estate owner occupied	5	480
Commercial and industrial	8	7,208
Mortgage	161	12,362
Consumer:
Credit cards	236	2,098
HELOCs	2	205
Personal	107	2,300
Auto	5	115
Other	1	7
Total	527	$36,020

Popular, Inc.
Defaulted during the year ended December 31, 2017
(Dollars in thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	3	$543
Commercial real estate owner occupied	4	1,912
Commercial and industrial	5	636
Mortgage	110	10,112
Leasing	4	146
Consumer:
Credit cards	369	3,286
HELOCs	1	97
Personal	139	3,461
Auto	5	103
Other	1	9
Total	641	$20,305

Commercial, consumer and mortgage loans modified in a TDR are closely monitored for delinquency as an early indicator of possible future default.  If loans modified in a TDR subsequently default, the Corporation evaluates the loan for possible further impairment.  The allowance for loan losses may be increased or partial charge-offs may be taken to further write-down the carrying value of the loan.

Credit Quality

The Corporation has defined a risk rating system to assign a rating to all credit exposures, particularly for the commercial and construction loan portfolios. Risk ratings in the aggregate provide the Corporation’s management the asset quality profile for the loan portfolio. The risk rating system provides for the assignment of ratings at the obligor level based on the financial condition of the borrower. The Corporation’s consumer and mortgage loans are not subject to the risk rating system. Consumer and mortgage loans are classified substandard or loss based on their delinquency status. All other consumer and mortgage loans that are not classified as substandard or loss would be considered “unrated”.

The Corporation’s obligor risk rating scales range from rating 1 (Excellent) to rating 14 (Loss). The obligor risk rating reflects the risk of payment default of a borrower in the ordinary course of business.

Pass Credit Classifications:

Pass (Scales 1 through 8) – Loans classified as pass have a well defined primary source of repayment, with no apparent risk, strong financial position, minimal operating risk, profitability, liquidity and strong capitalization.

Watch (Scale 9) – Loans classified as watch have acceptable business credit, but borrower’s operations, cash flow or financial condition evidence more than average risk, requires above average levels of supervision and attention from Loan Officers.

Special Mention (Scale 10) - Loans classified as special mention have potential weaknesses that deserve management’s close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Corporation’s credit position at some future date.

Adversely Classified Classifications:

Substandard (Scales 11 and 12) - Loans classified as substandard are deemed to be inadequately protected by the current net worth and payment capacity of the obligor or of the collateral pledged, if any.  Loans classified as such have well-defined weaknesses that jeopardize the liquidation of the debt.  They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful (Scale 13) - Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the additional characteristic that the weaknesses make the collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loss (Scale 14) - Uncollectible and of such little value that continuance as a bankable asset is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this asset even though partial recovery may be effected in the future.

Risk ratings scales 10 through 14 conform to regulatory ratings. The assignment of the obligor risk rating is based on relevant information about the ability of borrowers to service their debts such as current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.

The Corporation periodically reviews its loans classification to evaluate if they are properly classified, and to determine impairment, if any. The frequency of these reviews will depend on the amount of the aggregate outstanding debt, and the risk rating classification of the obligor. In addition, during the renewal and annual review process of applicable credit facilities, the Corporation evaluates the corresponding loan grades.

The Corporation has a Commercial Loan Review department within the Corporate Risk Reviews Division that reports directly to the Corporation’s Risk Management Committee and administratively to the Chief Risk Officer, which performs annual comprehensive credit process reviews of all lending groups in BPPR. This group evaluates the credit risk profile of each originating unit along with each unit’s credit administration effectiveness, including the assessment of the risk rating representative of the current credit quality of the loans, and the evaluation of collateral documentation. The monitoring performed by this group contributes to assess compliance with credit policies and underwriting standards, determine the current level of credit risk, evaluate the effectiveness of the credit management process and identify control deficiencies that may arise in the credit-granting process. Based on its findings, Commercial Loan Review recommends corrective actions, if necessary, that help in maintaining a sound credit process. The Loan Review Group reports the results of the credit process reviews to the Risk Management Committee of the Corporation’s Board of Directors.

The following tables present the outstanding balance, net of unearned income, of non-covered loans held-in-portfolio based on the Corporation’s assignment of obligor risk ratings as defined at December 31, 2018 and 2017.

December 31, 2018
		Special					Pass/
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Unrated	Total
Puerto Rico
Commercial multi-family	$1,634	$4,548	$3,590	$-	$-	$9,772	$135,856	$145,628
Commercial real estate non-owner occupied	470,506	233,173	342,962	-	-	1,046,641	1,275,960	2,322,601
Commercial real estate owner occupied	262,476	174,510	291,468	2,078	-	730,532	991,721	1,722,253
Commercial and industrial	655,092	130,641	156,515	177	73	942,498	2,239,663	3,182,161
Total Commercial	1,389,708	542,872	794,535	2,255	73	2,729,443	4,643,200	7,372,643
Construction	147	634	1,788	-	-	2,569	83,386	85,955
Mortgage	3,057	2,182	154,506	-	-	159,745	6,273,578	6,433,323
Leasing	-	-	3,301	-	12	3,313	931,460	934,773
Consumer:
Credit cards	-	-	16,035	-	-	16,035	1,031,238	1,047,273
HELOCs	-	-	165	-	-	165	5,186	5,351
Personal	849	19	18,827	-	-	19,695	1,230,930	1,250,625
Auto	-	-	24,093	-	84	24,177	2,584,608	2,608,785
Other	-	-	14,743	-	215	14,958	129,786	144,744
Total Consumer	849	19	73,863	-	299	75,030	4,981,748	5,056,778
Total Puerto Rico	$1,393,761	$545,707	$1,027,993	$2,255	$384	$2,970,100	$16,913,372	$19,883,472
Popular U.S.
Commercial multi-family	$85,901	$7,123	$6,979	$-	$-	$100,003	$1,301,537	$1,401,540
Commercial real estate non-owner occupied	152,635	9,839	46,555	-	-	209,029	1,672,715	1,881,744
Commercial real estate owner occupied	49,415	23,963	2,394	-	-	75,772	223,167	298,939
Commercial and industrial	5,825	1,084	76,459	-	-	83,368	1,004,785	1,088,153
Total Commercial	293,776	42,009	132,387	-	-	468,172	4,202,204	4,670,376
Construction	35,375	37,741	58,005	-	-	131,121	562,373	693,494
Mortgage	-	-	11,032	-	-	11,032	790,903	801,935
Legacy	534	224	2,409	-	-	3,167	22,782	25,949
Consumer:
Credit cards	-	-	-	-	-	-	38	38
HELOCs	-	-	2,615	-	10,964	13,579	129,473	143,052
Personal	-	-	1,910	-	701	2,611	286,738	289,349
Other	-	-	4	-	-	4	220	224
Total Consumer	-	-	4,529	-	11,665	16,194	416,469	432,663
Total Popular U.S.	$329,685	$79,974	$208,362	$-	$11,665	$629,686	$5,994,731	$6,624,417
Popular, Inc.
Commercial multi-family	$87,535	$11,671	$10,569	$-	$-	$109,775	$1,437,393	$1,547,168
Commercial real estate non-owner occupied	623,141	243,012	389,517	-	-	1,255,670	2,948,675	4,204,345
Commercial real estate owner occupied	311,891	198,473	293,862	2,078	-	806,304	1,214,888	2,021,192
Commercial and industrial	660,917	131,725	232,974	177	73	1,025,866	3,244,448	4,270,314
Total Commercial	1,683,484	584,881	926,922	2,255	73	3,197,615	8,845,404	12,043,019
Construction	35,522	38,375	59,793	-	-	133,690	645,759	779,449
Mortgage	3,057	2,182	165,538	-	-	170,777	7,064,481	7,235,258
Legacy	534	224	2,409	-	-	3,167	22,782	25,949
Leasing	-	-	3,301	-	12	3,313	931,460	934,773
Consumer:
Credit cards	-	-	16,035	-	-	16,035	1,031,276	1,047,311
HELOCs	-	-	2,780	-	10,964	13,744	134,659	148,403
Personal	849	19	20,737	-	701	22,306	1,517,668	1,539,974
Auto	-	-	24,093	-	84	24,177	2,584,608	2,608,785
Other	-	-	14,747	-	215	14,962	130,006	144,968
Total Consumer	849	19	78,392	-	11,964	91,224	5,398,217	5,489,441
Total Popular, Inc.	$1,723,446	$625,681	$1,236,355	$2,255	$12,049	$3,599,786	$22,908,103	$26,507,889

The following table presents the weighted average obligor risk rating at December 31, 2018 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:			Substandard				Pass
Commercial multi-family			11.20				6.02
Commercial real estate non-owner occupied			11.11				6.93
Commercial real estate owner occupied			11.29				7.25
Commercial and industrial			11.33				7.15
Total Commercial			11.22				7.09
Construction			12.00				7.64

Popular U.S. :			Substandard				Pass
Commercial multi-family			11.00				7.39
Commercial real estate non-owner occupied			11.01				6.82
Commercial real estate owner occupied			11.16				7.55
Commercial and industrial			11.96				7.26
Total Commercial			11.56				7.14
Construction			11.21				7.85
Legacy			11.17				7.94

December 31, 2017
		Special					Pass/
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Unrated	Total
Puerto Rico[1]
Commercial multi-family	$1,387	$1,708	$6,831	$-	$-	$9,926	$136,473	$146,399
Commercial real estate non-owner occupied	327,811	335,011	307,579	-	-	970,401	1,434,158	2,404,559
Commercial real estate owner occupied	243,966	215,652	354,990	2,124	-	816,732	1,006,882	1,823,614
Commercial and industrial	453,546	108,554	241,695	471	126	804,392	2,086,935	2,891,327
Total Commercial	1,026,710	660,925	911,095	2,595	126	2,601,451	4,664,448	7,265,899
Construction	110	4,122	1,545	-	-	5,777	89,592	95,369
Mortgage	2,748	3,564	155,074	-	-	161,386	6,415,393	6,576,779
Leasing	-	-	1,926	-	1,048	2,974	807,016	809,990
Consumer:
Credit cards	-	-	18,227	-	-	18,227	1,074,994	1,093,221
HELOCs	-	-	257	-	-	257	5,830	6,087
Personal	429	659	20,790	-	-	21,878	1,200,434	1,222,312
Auto	-	-	5,446	-	20	5,466	845,347	850,813
Other	-	-	16,324	-	440	16,764	140,824	157,588
Total Consumer	429	659	61,044	-	460	62,592	3,267,429	3,330,021
Total Puerto Rico	$1,029,997	$669,270	$1,130,684	$2,595	$1,634	$2,834,180	$15,243,878	$18,078,058
Popular U.S.
Commercial multi-family	$11,808	$6,345	$7,936	$-	$-	$26,089	$1,184,604	$1,210,693
Commercial real estate non-owner occupied	46,523	16,561	37,178	-	-	100,262	1,588,049	1,688,311
Commercial real estate owner occupied	28,183	30,893	8,590	-	-	67,666	251,309	318,975
Commercial and industrial	4,019	603	123,935	-	-	128,557	876,426	1,004,983
Total Commercial	90,533	54,402	177,639	-	-	322,574	3,900,388	4,222,962
Construction	36,858	8,294	54,276	-	-	99,428	685,232	784,660
Mortgage	-	-	14,852	-	-	14,852	678,776	693,628
Legacy	688	426	3,302	-	-	4,416	28,564	32,980
Consumer:
Credit cards	-	-	11	-	-	11	89	100
HELOCs	-	-	6,084	-	8,914	14,998	167,087	182,085
Personal	-	-	2,069	-	704	2,773	295,229	298,002
Other	-	-	-	-	-	-	319	319
Total Consumer	-	-	8,164	-	9,618	17,782	462,724	480,506
Total Popular U.S.	$128,079	$63,122	$258,233	$-	$9,618	$459,052	$5,755,684	$6,214,736
Popular, Inc.
Commercial multi-family	$13,195	$8,053	$14,767	$-	$-	$36,015	$1,321,077	$1,357,092
Commercial real estate non-owner occupied	374,334	351,572	344,757	-	-	1,070,663	3,022,207	4,092,870
Commercial real estate owner occupied	272,149	246,545	363,580	2,124	-	884,398	1,258,191	2,142,589
Commercial and industrial	457,565	109,157	365,630	471	126	932,949	2,963,361	3,896,310
Total Commercial	1,117,243	715,327	1,088,734	2,595	126	2,924,025	8,564,836	11,488,861
Construction	36,968	12,416	55,821	-	-	105,205	774,824	880,029
Mortgage	2,748	3,564	169,926	-	-	176,238	7,094,169	7,270,407
Legacy	688	426	3,302	-	-	4,416	28,564	32,980
Leasing	-	-	1,926	-	1,048	2,974	807,016	809,990
Consumer:
Credit cards	-	-	18,238	-	-	18,238	1,075,083	1,093,321
HELOCs	-	-	6,341	-	8,914	15,255	172,917	188,172
Personal	429	659	22,859	-	704	24,651	1,495,663	1,520,314
Auto	-	-	5,446	-	20	5,466	845,347	850,813
Other	-	-	16,324	-	440	16,764	141,143	157,907
Total Consumer	429	659	69,208	-	10,078	80,374	3,730,153	3,810,527
Total Popular, Inc.	$1,158,076	$732,392	$1,388,917	$2,595	$11,252	$3,293,232	$20,999,562	$24,292,794

The following table presents the weighted average obligor risk rating at December 31, 2017 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial multi-family			11.16				5.89
Commercial real estate non-owner occupied			11.06				6.99
Commercial real estate owner occupied			11.28				7.14
Commercial and industrial			11.16				7.11
Total Commercial			11.17				7.06
Construction			11.00				7.76

Popular U.S.:			Substandard				Pass
Commercial multi-family			11.00				7.28
Commercial real estate non-owner occupied			11.04				6.74
Commercial real estate owner occupied			11.10				7.14
Commercial and industrial			11.82				6.17
Total Commercial			11.59				6.80
Construction			11.00				7.70
Legacy			11.11				7.93

[1]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.